Note 9 - Stock-based Compensation (Details Textual) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					6 years 146 days		5 years 255 days
Allocated Share-based Compensation Expense, Total			$ 96,000	$ 904,000	$ 977,000	$ 2,647,000	$ 3,429,000	$ 3,227,000	$ 3,343,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,182,500		2,041,600	719,337	132,495
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 2.61	$ 1.99	$ 5.08
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 2.66		$ 2.61		$ 7.11
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value							$ 0	$ 27,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options							$ 4,600,000	$ 4,200,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition							2 years 146 days	2 years 146 days
Common Stock, Capital Shares Reserved for Future Issuance			28,707,366		28,707,366		27,394,852	25,877,695
Employee Stock Option [Member] | Non-Employees [Member]
Allocated Share-based Compensation Expense, Total							$ 0	$ 0	$ 0
The 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							704,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Annual Additional Shares, Percentage							4.00%
The 2014 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years
The 2014 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years
The 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term							10 years
The 2014 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			192,436		192,436		304,991			140,500
Share-based Compensation Arrangement by Share-based Payment Award, Number of Annual Additional Shares, Percentage	1.00%						1.00%
Allocated Share-based Compensation Expense, Total							$ 100,000	$ 100,000	$ 100,000
Common Stock, Capital Shares Reserved for Future Issuance			118,120		118,120		118,120	192,463		140,500
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Additional Shares Authorizable	281,000	281,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		0
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			0		0		74,343	100,358